Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of Financial Statement of Subsidiaries
The principal subsidiaries of G. Willi-Food International Ltd, all of which have been included in these consolidated financial statements, are as follows:

Subsidiary	Country of incorporation and principal place of business	Proportion of ownership interest at 31 December
		December 31,
		2 0 2 0	2 0 1 9
Euro European Dairies Ltd.	Israel	100%	100%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	100%	100%
W. Capital Ltd.	Israel	100%	100%